Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,000
Previously Paid Amount	0.00
Total Fee Amount	29.75
Total Offset Amount	0.00
Net Fee	29.75
Narrative - Max Aggregate Offering Price	$ 342,000
Final Prospectus	true